Cover	Jul. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 17, 2026
Entity File Number	000-53450
Entity Registrant Name	REMSLEEP HOLDINGS, INC.
Entity Central Index Key	0001412126
Entity Tax Identification Number	47-5386867
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	500 S Australian Ave
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33414
City Area Code	561
Local Phone Number	668 0846
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false